UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:   March 31, 2011
Check here if Amendment [  ]; Amendment Number:   ____
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Elkhorn Partners Limited Partnership
Address:  2222 Skyline Drive
          Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:   Alan  S.  Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402)  289-3217

Signature, Place, and Date of Signing:

       /s/Alan S. Parsow          Elkhorn, Nebraska          May 13, 2011
                                  -----------------          ------------
               [Signature]          [City, State]          [Date]
               -----------          -------------          ------
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     58
Form 13F Information Table Value Total:  $97,315
(thousands)
List of Other Included Managers:           NONE

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                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
American Express Co.             COM            25816109       203     4,500 SH       SOLE                    4,500      0    0
Ballantyne of Omaha Inc.         COM            58516105        97    13,500 SH       SOLE                   13,500      0    0
Berkshire Hathaway Inc. Del      CL A           84670108     6,265        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del      CL B           84670702     7,401    88,500 SH       SOLE                   88,500      0    0
BP PLC-SPONS ADR                 ADRS           55622104       327     7,400 SH       SOLE                    7,400      0    0
Bristol Myers Squibb Co.         COM            110122108      449    17,000 SH       SOLE                   17,000      0    0
Cadiz Inc.                       COM            127537207    2,011   165,000 SH       SOLE                  165,000      0    0
CBS Corp.                        CL B           124857202      401    16,000 SH       SOLE                   16,000      0    0
Chesapeake Energy Corp.          COM            165167107      251     7,500 SH       SOLE                    7,500      0    0
Cisco Systems Inc.               COM            17275R102      173    10,100 SH       SOLE                   10,100      0    0
Citigoup Inc.                    COM            172967101       60    13,500 SH       SOLE                   13,500      0    0
CME Group Inc.                   COM            12572Q105      935     3,100 SH       SOLE                    3,100      0    0
Columbia Laboratories Inc.       COM            197779101       59    15,700 SH       SOLE                   15,700      0    0
Comarco Inc.                     COM            200080109      186   598,478 SH       SOLE                  598,478      0    0
Comcast Corp.                    CL A SPL       20030N200    1,082    46,600 SH       SOLE                   46,600      0    0
Dow Chem Co.                     COM            260543103      294     7,800 SH       SOLE                    7,800      0    0
Enerplus Resources Fund          UNIT           29274D604    1,184    37,400 SH       SOLE                   37,400      0    0
Fortegra Financial Corp.         COM            34954W104      310    27,300 SH       SOLE                   27,300      0    0
Frontier Communications Corp     COM            35906A108      152    18,500 SH       SOLE                   18,500      0    0
Gencorp Inc                      COM            368682100       97    16,200 SH       SOLE                   16,200      0    0
General Electric Co              COM            369604103      726    36,200 SH       SOLE                   36,200      0    0
Google Inc                       CL A           38259P508      525       895 SH       SOLE                      895      0    0
Hewlett-Packard Co               COM            428236103      508    12,400 SH       SOLE                   12,400      0    0
Hollywood Media Corp             COM            436233100      418   235,001 SH       SOLE                  235,001      0    0
Imergent Inc                     COM            45247Q100      558    83,400 SH       SOLE                   83,400      0    0
Innodata Isogen Inc              COM            457642205       60    25,000 SH       SOLE                   25,000      0    0
IPATH S&P 500 VIX S/T FU ETN     ETF            06740C261      438    14,900 SH       SOLE                   14,900      0    0
Johnson & Johnson                COM            478160104      361     6,100 SH       SOLE                    6,100      0    0
JPMorgan Chase & Co.             COM            46625H100      226     4,900 SH       SOLE                    4,900      0    0
Kennedy-Wilson Hldgs             COM            489398107   40,330 3,713,606 SH       SOLE                3,713,606      0    0
K Sea Transn Partners LP         LTDP           48268Y101    1,234   150,800 SH       SOLE                  150,800      0    0
Level 3 Communications Inc       COM            52729N100       22    15,000 SH       SOLE                   15,000      0    0
Lowe's Cos Inc                   COM            548661107      217     8,200 SH       SOLE                    8,200      0    0
Martha Stewart Living            CL A           573083102      174    47,000 SH       SOLE                   47,000      0    0
MDC Partners Inc                 COM            552697104      758    45,200 SH       SOLE                   45,200      0    0
Microsoft Corp.                  COM            594918104    1,955    77,000 SH       SOLE                   77,000      0    0
New Frontier Media Inc           COM            644398109       56    31,500 SH       SOLE                   31,500      0    0
NGas Resources Inc               COM            62912T103      121   175,000 SH       SOLE                  175,000      0    0
Nucor Corp.                      COM            670346105      387     8,400 SH       SOLE                    8,400      0    0
NYSE Euronext                    COM            629491101    1,287    36,600 SH       SOLE                   36,600      0    0
Orbit Intl Corp                  COM            685559304    2,326   674,234 SH       SOLE                  674,234      0    0
Penn West Energy Trust           UNIT           707885109    1,684    60,800 SH       SOLE                   60,800      0    0
Perma-Fix Environmental Svcs     COM            714157104      375   248,561 SH       SOLE                  248,561      0    0
Pfizer Inc                       COM            717081103      335    16,500 SH       SOLE                   16,500      0    0
Polymet Mining Corp.             COM            731916102      190    96,000 SH       SOLE                   96,000      0    0
Proshares Short Dow 30           ETF            74347R701      371     9,000 SH       SOLE                    9,000      0    0
Proshares Short S&P 500          ETF            74347R503    1,322    32,100 SH       SOLE                   32,100      0    0
Reading International Inc        CL A           755408101      278    55,000 SH       SOLE                   55,000      0    0
SMF Energy Corp                  COM            78453M208       37    24,445 SH       SOLE                   24,445      0    0
Supervalu Inc.                   COM            868536103       98    11,000 SH       SOLE                   11,000      0    0
Taylor Devices Inc               COM            877163105      237    41,415 SH       SOLE                   41,415      0    0
Time Warner Inc                  COM            887317303      375    10,500 SH       SOLE                   10,500      0    0
Ultra Petroleum Corp             COM            903914109    1,862    37,800 SH       SOLE                   37,800      0    0
Ultrashort Real Estate Proshares ETF            74347X583      276    17,875 SH       SOLE                   17,875      0    0
Viacom Inc                       CL B           92553P201    2,145    46,100 SH       SOLE                   46,100      0    0
Wal Mart Stores Inc              COM            931142103      468     9,000 SH       SOLE                    9,000      0    0
White Mtns Ins Group Ltd         COM            G9618E107   12,383    34,000 SH       SOLE                   34,000      0    0
Yahoo Inc                        COM            984332106      255    15,300 SH       SOLE                   15,300      0    0
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